PURCHASE OF U.S. PAPER MILLS (Details) CAD in Millions	Jan. 07, 2015 CAD
Assets acquired:
Accounts receivable	CAD 56.1
Inventories	80.8
Prepaids and other	0.9
Property, plant and equipment	91.7
Long-term assets	0.2
Total assets acquired	229.7
Liabilities assumed:
Accounts payable and accruals	65.6
Long-term environmental remedial obligations	4.6
Long-term employee future benefits	10.0
Other long-term liabilities	5.0
Deferred income tax liability	26.7
Total liabilities assumed	111.9
Fair value of acquired net assets	117.8
Consideration paid	CAD 73.9